Accounts receivable, net (Tables)	9 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Schedule of accounts receivable

	March 31, 2024	June 30, 2023
Accounts receivable	$16,913,692	$14,141,543
Less: allowance for credit losses	(70,000)	(70,000)
Total accounts receivable	$16,843,692	$14,071,543